SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 5, 2017.

MFS® Global Tactical Allocation Portfolio
Initial Class & Service Class Shares

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin Chitkara	2006	Investment Officer of MFS
Pablo De La Mata	2014	Investment Officer of MFS
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven Gorham	2000	Investment Officer of MFS
Richard Hawkins	2010	Investment Officer of MFS
Ben Nastou	2010	Investment Officer of MFS
Robert Persons	2013	Investment Officer of MFS
Jonathan Sage	2015	Investment Officer of MFS
Natalie Shapiro	2010	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Benjamin Stone	2009	Investment Officer of MFS
Erik Weisman	2004	Investment Officer of MFS
As of June 30, 2018, Richard Hawkins will retire as portfolio manager of the Fund.
Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Nevin Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Pablo De La Mata	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2008
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager
Employed in the investment area of MFS since March 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012

Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Richard Hawkins	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1988
Ben Nastou	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2001
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Natalie Shapiro	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 1997
Robert Spector	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Benjamin Stone	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2005
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
As of June 30, 2018, Richard Hawkins will retire as portfolio manager of the Fund.
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